Share-Based Payments (Details)	12 Months Ended
	Jun. 30, 2026 AUD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 $ / shares shares	Jun. 30, 2025 shares	Jun. 30, 2024 shares
Share-Based Payments [Line Items]
Options granted		322,848,081	322,848,081	233,959,013	227,998,346
Option exercise price | $ / shares		$ 0.11
Bonus price per share | $ / shares			$ 0.064
Conversion rate price per share | $ / shares	$ 0.064
Share-based payments reserve on rights | $	$ 137,418
Mr. Daniel Pollock [Member]
Share-Based Payments [Line Items]
Options granted		1,000,000	1,000,000
Prof. Ravi Savarirayan [Member]
Share-Based Payments [Line Items]
Options granted		1,000,000	1,000,000
Dr. Jeannette Joughin [Member]
Share-Based Payments [Line Items]
Options granted				1,000,000
Paul Brennan [Member]
Share-Based Payments [Line Items]
Options granted		1,000,000	1,000,000		1,000,000
Performance Rights [Member]
Share-Based Payments [Line Items]
Share based payment expense | $		$ 37,158
Performance rights issued in the year	2,147,154	2,147,154
Performance Rights [Member] | Bottom of range [Member]
Share-Based Payments [Line Items]
Option life, share options granted	1	1
Performance Rights [Member] | Top of range [Member]
Share-Based Payments [Line Items]
Option life, share options granted	5	5